Quarterly Holdings Report
for

Fidelity Advisor® Value Fund

July 31, 2021

FAV-QTLY-0921
1.804833.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.3%
Liberty Global PLC Class C (a)	29,769	$799,595
Media - 2.2%
Advantage Solutions, Inc. Class A (a)	37,300	364,794
DISH Network Corp. Class A (a)	15,495	649,086
Interpublic Group of Companies, Inc.	53,351	1,886,491
News Corp. Class A	24,301	598,534
Nexstar Broadcasting Group, Inc. Class A	8,941	1,314,953
Thryv Holdings, Inc. (a)(b)	22,963	762,831
		5,576,689

TOTAL COMMUNICATION SERVICES		6,376,284

CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.4%
Adient PLC (a)	25,172	1,060,496
Distributors - 0.7%
LKQ Corp. (a)	32,830	1,666,123
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (a)	29,519	1,072,720
Laureate Education, Inc. Class A (a)	70,173	1,039,262
		2,111,982
Hotels, Restaurants & Leisure - 1.4%
Bally's Corp. (a)	10,297	507,127
Brinker International, Inc. (a)	15,267	829,609
Caesars Entertainment, Inc. (a)	22,902	2,000,719
Elior SA (a)(c)	52,110	356,984
		3,694,439
Household Durables - 2.1%
Meritage Homes Corp. (a)	13,150	1,427,827
Mohawk Industries, Inc. (a)	9,083	1,770,277
PulteGroup, Inc.	10,875	596,711
Tempur Sealy International, Inc.	29,200	1,263,484
Tupperware Brands Corp. (a)	18,760	391,896
		5,450,195
Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	25,754	1,756,680
Leisure Products - 0.5%
Mattel, Inc. (a)	52,307	1,136,108
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	3,870	386,187
Nordstrom, Inc. (a)	24,269	803,304
		1,189,491
Specialty Retail - 3.1%
Academy Sports & Outdoors, Inc.	29,225	1,082,786
American Eagle Outfitters, Inc.	31,577	1,088,459
Bath & Body Works, Inc.	24,292	1,945,060
Gap, Inc.	47,507	1,385,779
Lithia Motors, Inc. Class A (sub. vtg.)	2,509	946,445
Rent-A-Center, Inc.	18,840	1,078,025
Sally Beauty Holdings, Inc. (a)	28,090	531,463
		8,058,017
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	22,658	1,275,872
Gildan Activewear, Inc.	16,986	585,579
Hanesbrands, Inc.	12,260	223,868
		2,085,319

TOTAL CONSUMER DISCRETIONARY		28,208,850

CONSUMER STAPLES - 3.7%
Beverages - 0.6%
Primo Water Corp.	91,619	1,514,462
Food & Staples Retailing - 0.3%
BJ's Wholesale Club Holdings, Inc. (a)	18,586	941,195
Food Products - 1.3%
Bunge Ltd.	18,234	1,415,505
Darling Ingredients, Inc. (a)	25,979	1,794,370
Nomad Foods Ltd. (a)	7,341	191,747
		3,401,622
Household Products - 0.6%
Energizer Holdings, Inc.	9,180	393,363
Reynolds Consumer Products, Inc.	38,191	1,086,534
		1,479,897
Personal Products - 0.4%
Herbalife Nutrition Ltd. (a)	20,629	1,050,841
Tobacco - 0.5%
Altria Group, Inc.	25,431	1,221,705

TOTAL CONSUMER STAPLES		9,609,722

ENERGY - 6.6%
Energy Equipment & Services - 0.8%
Liberty Oilfield Services, Inc. Class A (a)	74,343	757,555
Technip Energies NV (a)	37,200	504,168
Technip Energies NV ADR (a)	850	11,518
TechnipFMC PLC (a)	105,805	763,912
		2,037,153
Oil, Gas & Consumable Fuels - 5.8%
Antero Resources Corp. (a)	64,220	873,392
APA Corp.	17,177	322,069
Canadian Natural Resources Ltd.	48,463	1,599,248
Cenovus Energy, Inc. (Canada)	200,742	1,674,995
Cheniere Energy, Inc. (a)	23,860	2,026,430
Denbury, Inc. (a)	11,260	739,895
Devon Energy Corp.	14,999	387,574
DHT Holdings, Inc.	32,768	190,054
Diamondback Energy, Inc.	4,057	312,916
Energy Transfer LP	83,859	826,850
Enviva Partners LP	16,475	889,650
Euronav NV	21,472	186,551
Hess Corp.	28,701	2,193,904
Marathon Petroleum Corp.	8,689	479,807
Range Resources Corp. (a)	51,800	788,914
Targa Resources Corp.	20,864	878,583
The Williams Companies, Inc.	21,424	536,671
		14,907,503

TOTAL ENERGY		16,944,656

FINANCIALS - 14.0%
Banks - 2.4%
Bank of Kyoto Ltd.	10,294	441,956
East West Bancorp, Inc.	9,966	709,081
First Citizens Bancshares, Inc. (b)	1,503	1,176,233
First Citizens Bancshares, Inc. Class B	110	79,750
M&T Bank Corp.	7,428	994,238
PacWest Bancorp	34,247	1,363,716
Signature Bank	6,657	1,510,939
		6,275,913
Capital Markets - 2.8%
Ameriprise Financial, Inc.	7,087	1,825,328
Apollo Global Management LLC Class A (b)	19,238	1,132,349
Bank of New York Mellon Corp.	15,302	785,452
Lazard Ltd. Class A	35,442	1,672,862
LPL Financial	12,053	1,699,955
		7,115,946
Consumer Finance - 2.6%
Ally Financial, Inc.	21,049	1,081,077
Navient Corp.	38,789	792,459
OneMain Holdings, Inc.	27,950	1,704,950
SLM Corp.	87,885	1,654,875
Synchrony Financial	28,891	1,358,455
		6,591,816
Diversified Financial Services - 1.6%
Cyxtera Technologies, Inc. Class A (a)	54,435	516,588
ECN Capital Corp.	95,236	800,758
Equitable Holdings, Inc.	37,733	1,164,818
Voya Financial, Inc.	25,039	1,612,512
		4,094,676
Insurance - 3.8%
AMBAC Financial Group, Inc. (a)	19,801	287,511
American Financial Group, Inc.	12,607	1,594,659
Arch Capital Group Ltd. (a)	42,489	1,657,071
Assurant, Inc.	13,259	2,092,403
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,383	1,003,817
Reinsurance Group of America, Inc.	11,207	1,234,787
The Travelers Companies, Inc.	13,120	1,953,830
		9,824,078
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	18,995	908,911
Essent Group Ltd.	23,103	1,043,563
		1,952,474

TOTAL FINANCIALS		35,854,903

HEALTH CARE - 6.9%
Biotechnology - 0.7%
Ascendis Pharma A/S sponsored ADR (a)	630	74,460
Horizon Therapeutics PLC (a)	1,892	189,238
Novavax, Inc. (a)	5,517	989,364
United Therapeutics Corp. (a)	2,704	491,939
		1,745,001
Health Care Equipment & Supplies - 0.6%
Dentsply Sirona, Inc.	3,845	253,924
Hologic, Inc. (a)	3,541	265,717
Teleflex, Inc.	734	291,714
The Cooper Companies, Inc.	886	373,688
Zimmer Biomet Holdings, Inc.	1,579	258,040
		1,443,083
Health Care Providers & Services - 3.0%
Cardinal Health, Inc.	4,271	253,612
Centene Corp. (a)	25,449	1,746,056
Cigna Corp.	10,024	2,300,408
Laboratory Corp. of America Holdings (a)	8,408	2,490,029
McKesson Corp.	2,204	449,241
Molina Healthcare, Inc. (a)	1,132	309,047
Oak Street Health, Inc. (a)	2,343	147,703
		7,696,096
Health Care Technology - 0.2%
Inovalon Holdings, Inc. Class A (a)	7,017	265,804
Phreesia, Inc. (a)	2,345	160,281
		426,085
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	1,475	226,014
Bio-Rad Laboratories, Inc. Class A (a)	626	462,933
IQVIA Holdings, Inc. (a)	1,676	415,145
PerkinElmer, Inc.	1,885	343,504
Syneos Health, Inc. (a)	16,737	1,500,807
		2,948,403
Pharmaceuticals - 1.3%
Bayer AG	10,783	642,441
Bristol-Myers Squibb Co.	15,095	1,024,498
Catalent, Inc. (a)	2,419	289,820
Elanco Animal Health, Inc. (a)	1,647	60,066
Jazz Pharmaceuticals PLC (a)	8,318	1,410,067
		3,426,892

TOTAL HEALTH CARE		17,685,560

INDUSTRIALS - 20.3%
Aerospace & Defense - 1.3%
Curtiss-Wright Corp.	18,283	2,162,879
Northrop Grumman Corp.	2,591	940,585
The Boeing Co. (a)	1,268	287,177
		3,390,641
Air Freight & Logistics - 1.1%
FedEx Corp.	3,773	1,056,251
XPO Logistics, Inc. (a)	12,140	1,683,697
		2,739,948
Airlines - 0.1%
Spirit Airlines, Inc. (a)	12,790	345,074
Building Products - 2.1%
Builders FirstSource, Inc. (a)	49,595	2,206,978
Jeld-Wen Holding, Inc. (a)	90,819	2,404,887
UFP Industries, Inc.	9,208	683,786
		5,295,651
Commercial Services & Supplies - 1.0%
CoreCivic, Inc. (a)	38,486	395,636
KAR Auction Services, Inc. (a)	37,510	618,165
The Brink's Co.	20,377	1,568,214
		2,582,015
Construction & Engineering - 2.9%
AECOM (a)	10,198	642,066
API Group Corp. (a)(c)	45,589	1,044,900
Fluor Corp. (a)	98,591	1,642,526
Granite Construction, Inc.	43,938	1,688,098
Quanta Services, Inc.	422	38,360
Valmont Industries, Inc.	3,475	823,401
Willscot Mobile Mini Holdings (a)	54,135	1,554,216
		7,433,567
Electrical Equipment - 1.3%
Regal Beloit Corp.	12,732	1,874,532
Sensata Technologies, Inc. PLC (a)	13,633	799,166
Vertiv Holdings Co.	19,762	554,126
		3,227,824
Machinery - 1.9%
Allison Transmission Holdings, Inc.	41,106	1,640,540
Crane Co.	18,346	1,783,782
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	96	10,868
Stanley Black & Decker, Inc.	7,996	1,575,612
		5,010,802
Marine - 1.0%
Genco Shipping & Trading Ltd.	10,138	177,922
Golden Ocean Group Ltd.	12,486	121,988
Kirby Corp. (a)	33,137	1,918,964
Safe Bulkers, Inc. (a)	10,824	36,152
Star Bulk Carriers Corp.	18,249	347,278
		2,602,304
Professional Services - 2.9%
ASGN, Inc. (a)	9,464	957,094
CACI International, Inc. Class A (a)	3,643	972,535
Intertrust NV (a)(c)	19,750	326,124
KBR, Inc.	26,296	1,017,655
Manpower, Inc.	11,991	1,421,893
Nielsen Holdings PLC	115,761	2,742,378
		7,437,679
Road & Rail - 1.2%
Knight-Swift Transportation Holdings, Inc. Class A	8,025	398,762
Ryder System, Inc.	18,089	1,377,477
TFI International, Inc. (Canada)	11,531	1,290,814
		3,067,053
Trading Companies & Distributors - 3.5%
AerCap Holdings NV (a)	24,368	1,291,504
Beacon Roofing Supply, Inc. (a)	30,708	1,642,264
Fortress Transportation & Infrastructure Investors LLC	36,172	1,034,157
GMS, Inc. (a)	29,745	1,461,372
Herc Holdings, Inc. (a)	8,168	1,013,159
MRC Global, Inc. (a)	68,790	630,804
NOW, Inc. (a)	24,507	241,884
Univar, Inc. (a)	65,157	1,598,953
		8,914,097

TOTAL INDUSTRIALS		52,046,655

INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 0.8%
Lumentum Holdings, Inc. (a)	7,000	587,930
Plantronics, Inc. (a)	31,364	978,243
ViaSat, Inc. (a)	11,321	561,974
		2,128,147
Electronic Equipment & Components - 1.3%
Flex Ltd. (a)	114,709	2,061,321
Insight Enterprises, Inc. (a)	12,934	1,298,315
		3,359,636
IT Services - 2.4%
Concentrix Corp. (a)	8,426	1,379,589
DXC Technology Co. (a)	32,806	1,311,584
Rackspace Technology, Inc. (a)(b)	59,705	1,059,764
Unisys Corp. (a)	74,037	1,654,727
Verra Mobility Corp. (a)	46,068	705,301
		6,110,965
Software - 1.0%
Alight, Inc. Class A (a)	22,190	208,808
Micro Focus International PLC	68,000	378,877
SS&C Technologies Holdings, Inc.	25,446	1,994,712
		2,582,397
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	34,315	1,523,586
Xerox Holdings Corp.	9,496	229,138
		1,752,724

TOTAL INFORMATION TECHNOLOGY		15,933,869

MATERIALS - 11.0%
Chemicals - 3.8%
Axalta Coating Systems Ltd. (a)	51,271	1,543,257
Celanese Corp. Class A	3,556	553,918
Corteva, Inc.	12,027	514,515
Eastman Chemical Co.	10,928	1,231,804
Huntsman Corp.	51,687	1,365,054
Olin Corp.	42,262	1,987,582
The Chemours Co. LLC	33,480	1,113,210
Trinseo SA	8,353	454,069
Tronox Holdings PLC	54,146	997,911
		9,761,320
Construction Materials - 1.3%
Eagle Materials, Inc.	8,286	1,170,978
Grupo Cementos de Chihuahua S.A.B. de CV	74,500	605,880
Martin Marietta Materials, Inc.	1,486	539,864
Summit Materials, Inc. (a)	25,257	848,635
		3,165,357
Containers & Packaging - 3.1%
Berry Global Group, Inc. (a)	31,187	2,005,012
Crown Holdings, Inc.	16,858	1,681,754
O-I Glass, Inc. (a)	95,078	1,406,204
Sealed Air Corp.	20,373	1,156,168
WestRock Co.	35,653	1,754,484
		8,003,622
Metals & Mining - 2.8%
Alcoa Corp. (a)	8,260	331,639
Allegheny Technologies, Inc. (a)	25,756	528,771
Arconic Corp. (a)	32,269	1,159,748
Carpenter Technology Corp.	22,963	876,038
Constellium NV (a)	72,472	1,367,547
First Quantum Minerals Ltd.	9,789	209,652
Freeport-McMoRan, Inc.	25,385	967,169
Steel Dynamics, Inc.	8,747	563,744
Wheaton Precious Metals Corp.	26,919	1,243,461
		7,247,769

TOTAL MATERIALS		28,178,068

REAL ESTATE - 8.6%
Equity Real Estate Investment Trusts (REITs) - 8.1%
Alexandria Real Estate Equities, Inc.	14,132	2,845,334
American Tower Corp.	6,165	1,743,462
Americold Realty Trust	59,777	2,322,336
CubeSmart	44,969	2,233,161
Douglas Emmett, Inc.	33,873	1,131,358
Equinix, Inc.	2,248	1,844,282
Equity Lifestyle Properties, Inc.	29,550	2,476,290
Lamar Advertising Co. Class A	11,505	1,226,433
Mid-America Apartment Communities, Inc.	10,591	2,045,122
SITE Centers Corp.	83,771	1,328,608
VICI Properties, Inc.	55,810	1,740,714
		20,937,100
Real Estate Management & Development - 0.5%
Cushman & Wakefield PLC (a)	69,050	1,289,164

TOTAL REAL ESTATE		22,226,264

UTILITIES - 7.0%
Electric Utilities - 3.3%
Edison International	46,588	2,539,046
Exelon Corp.	19,504	912,787
FirstEnergy Corp.	38,978	1,493,637
NRG Energy, Inc.	39,587	1,632,568
PG&E Corp. (a)	219,940	1,933,273
		8,511,311
Independent Power and Renewable Electricity Producers - 1.5%
The AES Corp.	96,418	2,285,107
Vistra Corp.	80,082	1,533,570
		3,818,677
Multi-Utilities - 2.2%
CenterPoint Energy, Inc.	75,584	1,924,369
MDU Resources Group, Inc.	70,321	2,230,582
Sempra Energy	11,309	1,477,521
		5,632,472

TOTAL UTILITIES		17,962,460

TOTAL COMMON STOCKS
(Cost $216,545,107)		251,027,291
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 8/26/21 to 10/14/21 (d)
(Cost $669,962)	670,000	669,955
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.06% (e)	4,782,465	$4,783,421
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	2,872,059	2,872,346
TOTAL MONEY MARKET FUNDS
(Cost $7,655,731)		7,655,767
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $224,870,800)		259,353,013
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(2,605,974)
NET ASSETS - 100%		$256,747,039

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	11	Sept. 2021	$2,968,570	$(20,360)	$(20,360)

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,728,008 or 0.7% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $282,976.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,627
Fidelity Securities Lending Cash Central Fund	819
Total	$3,446

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$323,035	$248,308,949	$243,848,554	$(9)	$--	$4,783,421	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	149,971	13,028,420	10,306,045	--	--	2,872,346	0.0%
Total	$473,006	$261,337,369	$254,154,599	$(9)	$--	$7,655,767

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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